Audit fees (Tables)	12 Months Ended
Dec. 31, 2021
Audit fees
Schedule of auditors' fees expensed in the income statement

	Year Ended December 31,
Fees	2021	2020	2019

	in thousands of $
Audit Fees (1)	$1,183	$923	$817
Audit-related Fees	267	188	178
Tax Fees (2)	79	—	—
All other Fees	—	—	—
Total	$1,529	$1,111	$995
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax services performed by the Deloitte network.